Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
14.	Commitments and Contingencies

(a) Commitments

Our contractual obligations, including capital expenditures and future minimum lease payments under non-cancelable operating lease arrangements and purchase commitments under non-cancelable arrangements as of December 31, 2011, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
Contractual Obligation	Total	2012	2013	2014
Operating leases(1)	$517	$392	$125	$—	(2)
Capital commitments	27,871	27,871	—	—
Other purchase obligations	46,525	46,525	—	—

Total	$74,913	$74,788	$125	$—

(1)	The Company leases the staff quarters in Wuxi, the LCD facilities in Shenzhen and director’s quarter in Hong Kong under operating leases expiring from 2012 to 2014. The rental expenses charged for the years ended December 31, 2009, 2010 and 2011 amounted to $1,849, $2,022 and $2,133, respectively.
(2)	The lease expiring in 2014 is cancelable upon three months notice.

(b) Significant legal proceedings

Save as disclosed in Note 12, there is no other significant legal proceeding as of December 31, 2011.